Leases - Schedule of Supplemental Cash Flow Information (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Cash paid for amounts included in the measurements of lease liabilities:
Operating cash inflows/(outflows) from operating leases	$ (1,712)
Operating cash inflows/(outflows) from finance leases	0
Financing cash inflows/(outflows) from finance leases	0
Supplemental non-cash information on lease liabilities arising from obtaining right-of-use assets	0
Operating leases	5,243
Finance leases	$ 0